Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Lianluo Smart Ltd
Entity Central Index Key	0001474627
Trading Symbol	LLIT
Amendment Flag	true
Amendment Description	This Amendment No. 1(this "Amendment No. 1") to our annual report on Form 20-F of Lianluo Smart Limited for the fiscal year ended December 31, 2017 filed with the Securities and Exchange Commission (the "SEC") on April 25, 2018 (the "Original Form 20-F") is being filed for the purpose of amending our Form 20-F to furnish the revised audit report to the financial statements, to provide five years of data in Item 3(A) of Form 20-F on pages 2 and 3 and Item 5 of Form 20-F on page 44 and to correct certain data and disclosures on page 60, F-1 and F-14 of the Original Form 20-F. This Amendment No. 1 is not intended to update other information disclosed in the Original Form 20-F. Other than as expressly set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate the information in any other item of the Original Form 20-F or reflect any events that have occurred since the Original Form 20-F was originally filed.
Current Fiscal Year End Date	--12-31
Document Type	20-F/A
Document Period End Date	Dec. 31, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	17,312,586